Condensed Statements Of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (1,637,211)	$ (1,052,059)	$ (608,954)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of convertible senior notes issuance costs and debt discount	2,750	3,180	5,470
Equity in loss from subsidiaries	8,057	2,295	787
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	0	0	(4,831)
Others	3,992	(234)	22
Changes in operating assets/liabilities:
Due from subsidiaries	(9,797)	26,549	6,777
Due to subsidiaries	11,000	13,750	2,345
Accrued expenses and other payables	212,686	152,092	48,017
Net cash provided by (used in) operating activities	(174,051)	39,916	(286,968)
Cash flows from investing activities
Net cash used in investing activities	(884)	(57,602)	(816,044)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	0	21,765	167,329
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	0	0	(6,769)
Payment of repurchase of ordinary shares	0	0	(110,559)
Proceeds from issuance of RMB-denominated US$-settled senior notes	0	0	258,657
Proceeds from private placements of ordinary shares	50,260	0	25,790
Payment for repurchase of RMB-denominated US$-settled senior notes	0	0	(8,223)
Payment of partial settlement of convertible senior notes	(11,185)	0	(364,765)
Net cash provided by (used in) financing activities	100,517	(128,586)	1,138,499
Effect of foreign currency exchange rate changes on cash and cash equivalents	6,108	483	6,458
Net increase (decrease) in cash and cash equivalents	(68,310)	(145,789)	41,945
Cash and cash equivalents at beginning of year	98,283	244,072	202,127
Cash and cash equivalents at end of year	29,973	98,283	244,072
Parent Company
Cash flows from operating activities
Net loss	(1,086,288)	(1,124,955)	(655,459)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Provision for doubtful recovery of amount due from subsidiaries and other affiliates	63,326	0	0
Amortization of convertible senior notes issuance costs and debt discount	2,499	2,950	5,456
Provision for financial support guarantee to a subsidiary	27,444	0	0
Provision for guarantee obligation of a subsidiary's redeemable preferred shares	387,816	0	0
Equity in loss from subsidiaries	532,728	1,087,595	609,848
Compensation revenue	0	0	(4,534)
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	(125)	0	(4,831)
Others	7,979	629	0
Changes in operating assets/liabilities:
Due from subsidiaries	(32,696)	(35,794)	(53,515)
Due from an affiliate	0	0	(25,775)
Due to subsidiaries	34,442	35,617	47,223
Other assets/liabilities	(273)	(1,246)	6,895
Accrued expenses and other payables	38,673	0	0
Net cash provided by (used in) operating activities	(24,475)	(35,204)	(74,692)
Cash flows from investing activities
Investment in subsidiaries	0	0	(377,015)
Net cash used in investing activities	0	0	(377,015)
Cash flows from financing activities
Proceeds from related party borrowings	0	0	447,286
Proceeds from bank borrowings	0	12,568	29,800
Payment of bank borrowings	(14,586)	(6,240)	0
Proceeds from issuance of ordinary shares	0	21,765	167,329
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	0	0	(5,749)
Payment of repurchase of ordinary shares	0	0	(110,559)
Proceeds from issuance of RMB-denominated US$-settled senior notes	0	0	258,657
Proceeds from private placements of ordinary shares	50,260	0	25,790
Payment for repurchase of RMB-denominated US$-settled senior notes	0	0	(8,223)
Payment of partial settlement of convertible senior notes	(11,185)	0	(364,765)
Net cash provided by (used in) financing activities	24,489	28,093	439,566
Effect of foreign currency exchange rate changes on cash and cash equivalents	0	0	10,614
Net increase (decrease) in cash and cash equivalents	14	(7,111)	(1,527)
Cash and cash equivalents at beginning of year	18	7,129	8,656
Cash and cash equivalents at end of year	$ 32	$ 18	$ 7,129